Debt, cash and cash equivalents - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total debt	€ 24,568	€ 24,586	€ 15,468
At market value
Disclosure of detailed information about borrowings [line items]
Total debt	16,370	18,003	5,650
Value on redemption
Disclosure of detailed information about borrowings [line items]
Total debt	24,647	24,672	15,501
Total debt at redemption	€ 15,186	€ 17,714	€ 5,194